Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of outstanding borrowings
Outstanding borrowings as of December 31 are as follows:

	2014	2013
Short-term borrowings:
Federal Home Loan Bank advances	$—	$1,000,000
Long-term borrowings:
Federal Home Loan Bank advances	—	—
	$—	$1,000,000